Significant Components of Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Investment in subsidiaries, principally due to undistributed income	$ 1,671	$ 1,712